Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2012	Mar. 27, 2013	Jun. 30, 2012
Document And Entity Information
Entity Registrant Name	Lightwave Logic, Inc.
Entity Central Index Key	0001325964
Document Type	POS AM
Document Period End Date	Dec. 31, 2012
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float			$ 35,489,002
Entity Common Stock, Shares Outstanding		51,085,228
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2012